Taxes (Details) - Schedule of Deferred Tax Assets Comprised - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Deferred tax assets:
Allowance for credit losses	$ 1,209,854	$ 1,434,120
Accrued member rewards	23,473	39,019
Accrued employee bonus	22,210	46,564
Accrued asset retirement obligation	103,266	123,626
Accrued employee retirement pension	56,707	59,358
Investment loss from equity method investment		40,300
Net operating loss carry-forwards	1,107,661	3,187,904
Total deferred tax assets	2,523,171	4,930,891
Valuation allowance	(199,350)	(597,777)
Total deferred tax assets	2,323,821	4,333,114
Deferred tax liabilities:
Change in fair value of purchase option	(6,192)	(7,552)
Accrued interest income on consumption tax receivable		(19,894)
Compensation receivable for consumption tax	(4,901,483)	(8,756,745)
Total deferred tax liabilities	(4,907,675)	(8,784,191)
Deferred tax liabilities, net	$ (2,583,854)	$ (4,451,077)